Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VALUED ADVISERS TRUST
Entity Central Index Key	0001437249
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000227329
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	OWLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Channing Intrinsic Value Small-Cap Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/channing/. You can also request this information by contacting us at (833) 565-1919.
Additional Information Phone Number	(833) 565-1919
Additional Information Website	https://funddocs.filepoint.com/channing/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Channing Intrinsic Value Small-Cap Fund - I	Russell 3000® Index	Russell 2000® Value Index
Jun-2021	$50,000	$50,000	$50,000
Jul-2021	$49,500	$50,846	$48,210
Jul-2022	$44,925	$47,108	$45,913
Jul-2023	$49,341	$53,066	$47,723
Jul-2024	$56,467	$64,249	$55,207
Jul-2025	$54,842	$74,327	$52,851
Jul-2026	$71,202	$88,897	$74,274

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (June 30, 2021)
Channing Intrinsic Value Small-Cap Fund - I	29.83%	7.54%	7.20%
Russell 3000® Index	19.60%	11.82%	11.98%
Russell 2000® Value Index	40.54%	9.03%	8.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Jun. 30, 2021
AssetsNet	$ 10,530,583
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,530,583
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$0
Portfolio Turnover	32%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Axalta Coating Systems Ltd.	3.0%
Crane NXT, Inc.	2.8%
Affiliated Managers Group, Inc.	2.8%
MSA Safety, Inc.	2.8%
First American Treasury Obligations Fund, Class X	2.8%
Corporate Office Properties Trust	2.8%
Brink's Co. (The)	2.7%
Gates Industrial Corp Ltd.	2.7%
Hexcel Corp.	2.7%
Hancock Whitney Corp.	2.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	1.2%
Utilities	2.4%
Money Market Funds	2.8%
Communication Services	4.2%
Materials	5.4%
Real Estate	7.1%
Information Technology	11.1%
Consumer Discretionary	13.3%
Financials	23.4%
Industrials	29.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.
C000248358
Shareholder Report [Line Items]
Fund Name	Regan Floating Rate MBS ETF
Trading Symbol	MBSF
Additional Information Phone Number	(844) 988-6273
Additional Information Website	https://www.regancapital.com/etfs/mbsf/
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 236,369,630
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 500,049
InvestmentCompanyPortfolioTurnover	17.00%
C000074420
Shareholder Report [Line Items]
Trading Symbol	GGEFX
Additional Information Phone Number	(866) 954-6682
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summitry Equity Fund	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
AssetsNet	$ 74,059,665
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 322,535
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$74,059,665
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$322,535
Portfolio Turnover	12%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.0%
Health Care	9.4%
Financials	9.7%
Industrials	10.0%
Communications	15.7%
Consumer Discretionary	22.9%
Technology	30.4%